Financial Instruments With Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off-Balance Sheet Risk [Abstract]
Summary of Financial Instrument Commitments [Table Text Block]

	December 31,
	2012	2011
Commitments to grant loans	$31,918	$24,202
Unfunded commitments under lines of credit	11,246	13,831
Outstanding letters of credit	1,293	1,067